Note 5 - Income Taxes - Symon (Details) - Deferred Tax Assets (Liabilities) - Symon (USD $)	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Deferred tax assets:
Deferred revenues		$ 222,578	$ 296,881	$ 302,265
Deferred state sales tax		34,000	8,835	8,835
Bad debt reserve		46,588	85,000	114,881
Revaluation of short-term Intercompany loan		61,138	61,137	157,766
Net operating loss carryforwards	770,000	8,314	10,101	113,935
Total deferred tax assets – current		372,618	461,954	697,682
Deferred tax asset (liabilities)
Intangible assets		(721,433)	(888,129)	(1,116,849)
Depreciation		16,937	29,458	66,935
Net deferred tax asset (liabilities) – non current		(704,496)	(858,671)	(1,049,914)
Net deferred tax liabilities		$ (331,878)	$ (396,717)	$ (352,232)